Leases (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022
Leases (Details) [Line Items]
Number of finance leases		0
Number of real estate leases		8
Property and equipment, gross		$ 21,364,000	$ 24,098,000	$ 7,972,000
Lessee, ground lease, number of optional renewal periods		4 years
Operating lease right-of-use assets		$ 36,575,000	4,829,000	1,829,000
Present value of lease liabilities		32,031,000	5,803,000	2,885,000
Derecognized amount		30,400,000
Capitalized construction		30,400,000	10,300,000
Received amount		5,600,000
Construction of the asset		10,100,000
Other current liabilities		14,262,000	15,178,000	3,292,000
Current operating lease liabilities.		$ 6,249,000	$ 725,000	514,000
Lease terms			8 months
Reimburse				40,000,000
Corresponding financing obligation			$ 9,100,000
Lease agreement term		229 years	20 years		46 years
Optional renewal periods			5 years
Right-of-use assets and corresponding lease liabilities			$ 3,100,000
Leasehold improvement costs			10,300,000	0
Lunar Operations Center [Member]
Leases (Details) [Line Items]
Amount of lease costs able to be reimbursed	$ 40,000,000
Lessee, ground lease, term of contract		20 years
Lessee, ground lease, term of renewal period		5 years
Sale and leaseback transaction, gain (loss), net		$ 0
Operating lease right-of-use assets		2,900,000	$ 3,100,000
Present value of lease liabilities		$ 3,200,000
Maximum [Member]
Leases (Details) [Line Items]
Lease term		250 years
Lease terms			250 months
Minimum [Member]
Leases (Details) [Line Items]
Lease terms			16 months
Operating Lease Liabilities [Member]
Leases (Details) [Line Items]
Operating lease right-of-use assets		$ 32,300,000
Present value of lease liabilities		26,700,000
Other current liabilities		5,600,000
Current operating lease liabilities.		4,500,000
Construction in Progress [Member]
Leases (Details) [Line Items]
Property and equipment, gross		14,234,000	$ 17,747,000	$ 2,282,000
Construction in Progress [Member] | Lunar Operations Center [Member]
Leases (Details) [Line Items]
Property and equipment, gross		$ 10,300,000	$ 9,100,000